DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST     Two World Trade Center, New
LETTER TO THE SHAREHOLDERS March 31, 1997          York, New York 10048


DEAR SHAREHOLDER:

The six-month period ended March 31, 1997, was a difficult one for small-capitalization growth stocks in general and Dean Witter Developing Growth Securities in particular. During this period, small-cap growth stocks experienced an unprecedented multiple contraction. This was due in part to investor fears of rising interest rates and a shift toward more-liquid, large-capitalization growth stocks. In this environment, many money managers sold out of small stocks, regardless of the quality of the company, in order to have greater liquidity in their portfolios. The final blow to small-cap stocks during the period was related to earnings expectations. Despite many small companies reporting excellent earnings gains over the last six months, Wall Street continued its sell-off. Companies that did not meet the market's expectations, by even 1 or 2 cents, saw their stocks plummet 30 to 70 percent. This trend has continued into the second quarter of 1997, with many small-cap stocks down 20 percent or more.

PERFORMANCE AND PORTFOLIO

Against this difficult environment, Dean Witter Developing Growth Securities declined 16.43 percent during the six-month period ended March 31, 1997. This compares to returns of minus 10.28 percent for the Lipper Small Cap Fund Index and minus 0.24 percent for the Russell 2000 Index. The Fund's underperformance relative to the Russell 2000 can be attributed to the heavy weighting that index applies to such value areas as finance and energy.

During the period, we have lowered the Fund's technology holdings to under 25 percent of net assets and increased our financial services holdings to 9.74 percent. We have also increased the Fund's cash position to more than 8 percent, to increase liquidity and be able to buy attractively priced companies when opportunities arise.

On March 31, 1997, the Fund's largest holdings included United Waste Systems, Inc. (a provider of residential, commercial and industrial waste

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
LETTER TO THE SHAREHOLDERS March 31, 1997, continued

management services), Dura Pharmaceuticals, Inc. (developer and marketer of prescription pharmaceutical products), Reynolds & Reynolds Co. (provider of integrated information management systems), Sterling Commerce, Inc. (a global provider of electronic commerce software products and network services) and Read-Rite Corp. (manufacturer of computer memory devices).

LOOKING AHEAD

From where we are today, the small-cap end of the market appears very attractive, from both a relative and an absolute valuation perspective. Factors that could make this sector of the market even more attractive would be: 1) a strong dollar forcing multinationals to report lower-than-expected earnings; 2) a general belief that interest rates will no longer rise; and 3) attractive valuations on small companies that make them seem attractive acquisition opportunities compared to larger companies.

The underperformance of small-cap growth stocks is, nevertheless, likely to continue until investors realize that paying substantially higher valuations for large-cap stocks is no longer profitable. Until then, the Fund will continue to stay invested in high-quality small-, medium-and micro-cap companies.

We appreciate your support of Dean Witter Developing Growth Securities and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

NUMBER OF
 SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
            COMMON STOCKS (90.5%)
            Advertising (1.4%)
   126,000  Eagle River Interactive, Inc.* ..................................  $ 1,323,000
   100,000  HA-LO Industries, Inc.* .........................................    1,500,000
   111,500  Lamar Advertising Co. (Class A)* ................................    2,202,125
   180,000  Sitel Corp.* ....................................................    2,407,500
    66,300  Universal Outdoor Holdings, Inc.* ...............................    1,922,700
                                                                             --------------
                                                                                 9,355,325
                                                                             --------------
            Aerospace & Defense (1.4%)
   112,100  Aviation Sales Co.* .............................................    2,816,512
    51,500  DONCASTERS PLC (ADR)* (United Kingdom)  .........................      997,812
   185,000  Hexcel Corp.* ...................................................    3,260,625
   150,000  Orbital Sciences Corp.* .........................................    2,062,500
                                                                             --------------
                                                                                 9,137,449
                                                                             --------------
            Air Freight (1.6%)
   130,000  Air Express International Corp. .................................    4,111,250
   100,000  Hub Group, Inc. (Class A)* ......................................    2,450,000
   210,000  Offshore Logistics, Inc.* .......................................    3,333,750
    40,700  OMI Corp.* ......................................................      396,825
                                                                             --------------
                                                                                10,291,825
                                                                             --------------
            Airlines (1.2%)
   140,000  Alaska Air Group, Inc.* .........................................    3,587,500
   110,000  Midwest Express Holdings, Inc.* .................................    4,166,250
                                                                             --------------
                                                                                 7,753,750
                                                                             --------------
            Auto Parts (0.7%)
   210,000  Miller Industries, Inc.* ........................................    2,520,000
    50,000  Tower Automotive, Inc.* .........................................    1,950,000
                                                                             --------------
                                                                                 4,470,000
                                                                             --------------
            Biotechnology (5.6%)
    83,300  ArQule, Inc.* ...................................................    1,239,088
   101,000  Biochem Pharma, Inc.* ...........................................    4,305,125
    58,500  Cytyc Corp.* ....................................................    1,096,875
    24,800  Dekalb Genetics Corp. (Class B) .................................    1,308,200
   200,000  DUSA Pharmaceuticals, Inc.* .....................................    1,275,000
   115,000  IDEC Pharmaceuticals Corp.* .....................................    2,731,250
   200,000  Ligand Pharmaceuticals, Inc. (Class B)* .........................    2,225,000
   175,000  Liposome Co., Inc.* .............................................    3,543,750
   140,000  MiniMed, Inc.* ..................................................    3,605,000
   100,000  Mycogen Corp.* ..................................................    2,325,000
   100,000  Neurocrine Biosciences, Inc.* ...................................      862,500
   100,000  PathoGenesis Corp.* .............................................    2,475,000
   138,000  SangStat Medical Corp.* .........................................    3,743,250
   100,000  Sonus Pharmaceuticals, Inc.* ....................................    2,625,000
    83,000  Vertex Pharmaceuticals, Inc.* ...................................    3,340,750
                                                                             --------------
                                                                                36,700,788
                                                                             --------------
            Building Materials (0.5%)
   160,000  Cameron Ashley Building Products, Inc.* .........................    2,140,000
    74,000  Diamond Home Services, Inc.* ....................................    1,295,000
                                                                             --------------
                                                                                 3,435,000
                                                                             --------------
            Business Services (5.9%)
   200,000  Affiliated Computer Services, Inc. (Class A)* ...................    4,575,000
   115,000  CFI Proservices, Inc.* ..........................................    1,868,750
    65,000  Globalstar Telecommunications Ltd.* (Bermuda)  ..................    3,380,000
    90,000  Metzler Group, Inc.* ............................................    1,946,250
   215,000  Reynolds & Reynolds Co. (Class A)  ..............................    5,133,125
   145,000  Saville Systems Ireland PLC (ADR)* (Ireland)  ...................    4,096,250
    75,000  SCI Systems, Inc.* ..............................................    3,796,875
   177,000  Sterling Commerce, Inc.* ........................................    5,133,000
    50,000  Sungard Data Systems, Inc.* .....................................    2,175,000
    38,400  Sykes Enterprises, Inc.* ........................................    1,214,400
    66,000  The Registry, Inc.* .............................................    2,310,000
   115,000  Transaction Systems Architects, Inc. (Class A)* .................    3,119,375
                                                                             --------------
                                                                                38,748,025
                                                                             --------------
            Commercial Services (2.2%)
   132,900  Coinmach Laundry Corp.* .........................................    2,076,562
    22,600  International Telecommunication Data Systems, Inc.* .............      367,250
   180,000  Iron Mountain, Inc.* ............................................    4,455,000
    65,000  Pittway Corp. (Class A) .........................................    3,152,500
    93,400  Precision Response Corp.* .......................................    2,206,575
   121,000  U.S. Rentals, Inc.* .............................................    2,193,125
                                                                             --------------
                                                                                14,451,012
                                                                             --------------
            Computer Software (5.3%)
    70,000  Aspect Development, Inc.* .......................................  $ 1,575,000
    83,500  Cotelligent Group, Inc.* ........................................      751,500
    58,000  Hyperion Software Corp.* ........................................      928,000
    81,450  IA Corporation I* ...............................................      437,794
   150,000  Infinity Financial Technology, Inc.* ............................    2,587,500
    91,600  Information Management Resources, Inc.* .........................    1,396,900

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
    52,400  IONA Technologies PLC (ADR)* (United Kingdom)  ..................  $   930,100
    90,000  ISG International Software Group Ltd.* (Israel)  ................      866,250
   125,000  Legato Systems, Inc.* ...........................................    2,093,750
   100,000  MetaTools, Inc.* ................................................    1,000,000
   100,000  ONTRACK Data International, Inc.* ...............................    1,462,500
    80,000  Peoplesoft, Inc.* ...............................................    3,200,000
   150,000  Platinum Technology, Inc.* ......................................    1,743,750
   145,000  Raptor Systems, Inc.* ...........................................    1,866,875
    90,000  Remedy Corp.* ...................................................    3,442,500
   150,000  Segue Software, Inc.* ...........................................    1,443,750
   107,500  Simulation Sciences, Inc.* ......................................    1,075,000
   235,000  TriTeal Corp.* ..................................................    2,673,125
   115,000  Viasoft, Inc.* ..................................................    3,737,500
     7,500  Visigenic Software, Inc.* .......................................       66,562
    64,000  Wind River Systems, Inc.* .......................................    1,488,000
                                                                             --------------
                                                                                34,766,356
                                                                             --------------

            Computers -Peripheral Equipment (2.0%)
   175,000  Creative Technology Ltd.* (Singapore)  ..........................    1,596,875
   125,000  Lexmark International Group, Inc. (Class A)* ....................    3,031,250
    80,000  Network Appliance, Inc.* ........................................    2,520,000
   195,000  Read Rite Corp.* ................................................    4,923,750
    82,500  Sync Research, Inc.* ............................................      250,078
    45,000  VideoServer, Inc.* ..............................................    1,063,125
                                                                             --------------
                                                                                13,385,078
                                                                             --------------
            Consumer Products (2.1%)
    70,000  Blyth Industries, Inc.* .........................................    2,528,750
   190,000  Gemstar International Group Ltd.* ...............................    2,232,500
    81,000  General Cigar Holdings, Inc. (Class A)* .........................    1,802,250
   165,000  NBTY, Inc.* .....................................................    2,495,625
    45,000  Northland Cranberries, Inc. (Class A)  ..........................      810,000
   170,000  USA Detergents, Inc.* ...........................................    3,910,000
                                                                             --------------
                                                                                13,779,125
                                                                             --------------
            Education (1.1%)
    70,000  Education Management Corp.* .....................................    1,592,500
   249,000  National Education Corp.* .......................................    3,143,625
   104,500  Sylvan Learning Systems, Inc.* ..................................    2,534,125
                                                                             --------------
                                                                                 7,270,250
                                                                             --------------
            Electronics (1.3%)
   100,000  Kent Electronics Corp.* .........................................    2,300,000
   215,000  MagneTek, Inc.* .................................................    3,466,875
   200,000  Supertex, Inc.* .................................................    2,350,000
                                                                             --------------
                                                                                 8,116,875
                                                                             --------------
            Entertainment/Gaming & Lodging (1.1%)
    87,200  Cinar Films, Inc. (Class B)* (Canada)  ..........................    2,114,600
    94,000  Fairfield Communities, Inc.* ....................................    2,350,000
   183,100  U.S. Franchise Systems, Inc. (Class A)* .........................    1,396,137
    52,500  Vail Resorts, Inc.* .............................................    1,023,750
                                                                             --------------
                                                                                 6,884,487
                                                                             --------------
            Finance & Brokerage (2.2%)
    75,000  Alex. Brown, Inc. ...............................................    3,187,500
   100,000  Legg Mason, Inc.  ...............................................    4,225,000
   130,000  McDonald & Co. Investments, Inc. ................................    4,712,500
   143,500  Morgan Keegan, Inc. .............................................    2,367,750
                                                                             --------------
                                                                                14,492,750
                                                                             --------------
            Finance -Diversified (1.5%)
   145,600  Amresco, Inc.* ..................................................    2,402,400
    50,000  Finova Group Inc. ...............................................    3,381,250
    40,900  Nationwide Financial Services, Inc. (Class A)* ..................    1,053,175
    85,000  SunAmerica, Inc.  ...............................................    3,198,125
                                                                             --------------
                                                                                10,034,950
                                                                             --------------


            Healthcare (3.2%)
   130,000  EmCare Holdings, Inc.* ..........................................  $ 3,493,750
    60,000  HCIA, Inc.* .....................................................      982,500
   150,000  Healthsouth Corp.* ..............................................    2,868,750
   340,000  Novacare, Inc.* .................................................    4,122,500
    36,000  Pediatric Services of America, Inc.* ............................      670,500
   130,000  PhyCor, Inc.* ...................................................    3,526,250
     2,500  Schein (Henry), Inc.* ...........................................       72,187
    61,000  Total Renal Care Holdings, Inc.* ................................    1,852,875
   125,000  Vivra, Inc.* ....................................................    3,375,000
                                                                             --------------
                                                                                20,964,312
                                                                             --------------
            Healthcare -Drugs (1.4%)
   150,000  Dura-Pharmaceuticals, Inc.* .....................................    5,343,750
   160,000  Jones Medical Industries, Inc.  .................................    3,800,000
                                                                             --------------
                                                                                 9,143,750
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
            Heating & Air Conditioning (1.0%)
    40,000  American Precision Industries, Inc.  ............................  $   680,000
    70,000  American Standard Companies, Inc.* ..............................    3,150,000
   100,000  Watsco, Inc. ....................................................    2,550,000
                                                                             --------------
                                                                                 6,380,000
                                                                             --------------
            Hotels/Motels (0.3%)
    30,000  HFS, Inc.* ......................................................    1,766,250
                                                                             --------------
            Housing & Home Furnishings (2.0%)
    60,000  Ethan Allen Interiors, Inc.  ....................................    2,610,000
   230,000  Furniture Brands International, Inc.* ...........................    3,450,000
    48,000  HON INDUSTRIES, Inc.  ...........................................    1,776,000
   190,000  O'Sullivan Industries Holdings, Inc.* ...........................    2,398,750
    69,300  Samsonite Corp.* ................................................    2,997,225
                                                                             --------------
                                                                                13,231,975
                                                                             --------------
            Insurance (2.8%)
   118,000  CMAC Investment Corp. ...........................................    3,938,250
    80,000  Conseco, Inc.  ..................................................    2,850,000
   140,000  Delphi Financial Group, Inc. (Class A)* .........................    4,655,000
   130,000  Fremont General Corp. ...........................................    3,656,250
   125,000  HCC Insurance Holdings, Inc.  ...................................    3,062,500
                                                                             --------------
                                                                                18,162,000
                                                                             --------------
            Internet (1.3%)
    95,000  America Online, Inc.* ...........................................    4,025,625
    44,900  AmeriTrade Holding Corp. (Class A)* .............................      701,563
   198,000  E*TRADE Group, Inc.* ............................................    3,564,000
                                                                             --------------
                                                                                 8,291,188
                                                                             --------------
            Leasing (0.6%)
    50,000  Leasing Solutions, Inc.* ........................................      912,500
    58,600  Prime Service, Inc.* ............................................    1,113,400
   104,600  Team Rental Group, Inc.* ........................................    2,144,300
                                                                             --------------
                                                                                 4,170,200
                                                                             --------------
            Machinery -Diversified (0.3%)
    70,000  DT Industries, Inc.  ............................................    1,785,000
                                                                             --------------
            Manufacturing -Diversified (2.1%)
   125,000  Buckeye Cellulose Corp.* ........................................    3,718,750
   130,000  Memtec Ltd. (ADR)(Australia) ....................................    3,298,750
   100,100  Mueller Industries, Inc.* .......................................    3,916,413
    79,500  U.S. Filter Corp.* ..............................................    2,454,563
                                                                             --------------
                                                                                13,388,476
                                                                             --------------
            Medical Products & Supplies (5.0%)
   100,000  ADAC Laboratories ...............................................    2,062,500
    67,800  Ballard Medical Products ........................................    1,415,325
   147,000  Biopsys Medical, Inc.* ..........................................    3,601,500
   145,000  Endovascular Technologies, Inc.* ................................    1,993,750
   105,000  ESC Medical Systems Ltd.* (Israel)  .............................    2,638,125
   105,000  Lunar Corp.* ....................................................    3,517,500
    69,700  Molecular Dynamics, Inc.* .......................................    1,001,938
   140,000  Neoprobe Corp.* .................................................    1,872,500
   126,000  Safeskin Corp.* .................................................    2,220,750
   120,000  Sofamor Danek Group, Inc.* ......................................    4,335,000
    80,000  Sterile Recoveries, Inc.* .......................................    1,400,000
   170,000  Steris Corp.* ...................................................    4,143,750
    60,000  Vivus, Inc.* ....................................................    2,392,500
                                                                             --------------
                                                                                32,595,138
                                                                             --------------
            Miscellaneous (0.0%)
     1,300  Assisted Living Concepts, Inc.* .................................       27,300
                                                                             --------------
            Office Equipment & Supplies (3.6%)
   220,500  American Pad & Paper Co.* .......................................    3,307,500
    35,000  Consolidated Graphics, Inc.* ....................................    1,001,875
   100,000  Danka Business Systems PLC (ADR)(United Kingdom) ................    3,137,500
    85,000  Ikon Office Solutions, Inc. .....................................    2,847,500
   155,000  Mail-Well, Inc.* ................................................    3,061,250
   116,500  Mecklermedia Corp.* .............................................    2,708,625
   170,000  Valassis Communications, Inc.* ..................................    3,803,750
   175,000  Viking Office Products, Inc.* ...................................    3,390,625
                                                                             --------------
                                                                                23,258,625
                                                                             --------------

            Oil & Gas Drilling (6.2%)
    70,000  ENSCO International, Inc.* ......................................  $ 3,447,500
   150,000  Forest Oil Corp.* ...............................................    1,987,500
   220,000  Global Industries Ltd.* .........................................    4,675,000
   130,000  Global Marine, Inc.* ............................................    2,795,000
    77,000  Helmerich & Payne, Inc.  ........................................    3,561,250
   170,000  Marine Drilling Company, Inc.* ..................................    2,996,250
   100,000  Newpark Resources, Inc.* ........................................    4,375,000
   155,000  Noble Drilling Corp.* ...........................................    2,673,750
   160,000  Reading & Bates Corp.* ..........................................    3,620,000
   190,000  Rowan Companies, Inc.* ..........................................    4,298,750
   100,000  Smith International, Inc.* ......................................    4,562,500
    90,000  Veritas DGC, Inc.* ..............................................    1,777,500
                                                                             --------------
                                                                                40,770,000
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                                                           VALUE
-------------------------------------------------------------------------------------------
            Oil -Exploration & Production (1.8%)
    82,500  Basic Petroleum International, Ltd.* ............................ $  2,722,500
   130,000  Belden & Blake Corp.* ...........................................    3,315,000
   145,000  Comstock Resources Inc.* ........................................    1,250,625
    70,000  Stone Energy Corp.* .............................................    1,680,000
    80,000  Triton Energy Ltd.* .............................................    3,100,000
                                                                             --------------
                                                                                12,068,125
                                                                             --------------
            Retail -General Merchandise (2.1%)
    20,600  99 Cents Only Stores* ...........................................      414,575
   100,000  Consolidated Stores Corp.* ......................................    3,525,000
    60,000  Dollar Tree Stores, Inc.* .......................................    2,212,500
    80,000  Fred Meyer, Inc.* ...............................................    3,300,000
   180,000  Loehmann's, Inc.* ...............................................    3,150,000
    32,000  Saks Holdings, Inc.* ............................................      920,000
                                                                             --------------
                                                                                13,522,075
                                                                             --------------
            Retail -Specialty (1.9%)
   200,000  Borders Group, Inc.* ............................................    3,775,000
   150,000  Central Garden & Pet Co.* .......................................    2,681,250
   170,000  Hollywood Entertainment Corp.* ..................................    4,143,750
   100,000  PetSmart, Inc.* .................................................    2,012,500
                                                                             --------------
                                                                                12,612,500
                                                                             --------------
            Retail -Specialty Apparel (1.7%)
   145,000  Finish Line, Inc. (Class A)* ....................................    3,190,000
    98,000  Kenneth Cole Productions, Inc. (Class A)* .......................    2,058,000
   100,000  Men's Wearhouse, Inc. (The)* ....................................    2,750,000
    85,000  Wolverine World Wide, Inc.  .....................................    3,102,500
                                                                             --------------
                                                                                11,100,500
                                                                             --------------
            Savings & Loan Associations (2.6%)
    86,000  Astoria Financial Corp.  ........................................    3,085,250
   102,900  Bank United Corp. (Class A) .....................................    2,919,788
    81,000  First Federal Savings Bank of Colorado ..........................    1,336,500
    90,000  GreenPoint Financial Corp. ......................................    4,635,000
    80,000  PennFed Financial Services, Inc.  ...............................    1,880,000
    90,000  People's Bank ...................................................    2,857,500
                                                                             --------------
                                                                                16,714,038
                                                                             --------------
            Semiconductor Capital Equipment (3.1%)
    95,000  Applied Magnetics Corp.* ........................................    2,683,750
    45,000  ASM Lithography Holding NV* (Netherlands)  ......................    3,369,375
   150,000  Cyberoptics Corp.* ..............................................    2,456,250
   118,000  Fusion Systems Corp.* ...........................................    2,802,500
    80,000  PRI Automation, Inc.* ...........................................    3,760,000
    80,000  Tencor Instruments* .............................................    2,880,000
    80,000  Teradyne, Inc.* .................................................    2,310,000
                                                                             --------------
                                                                                20,261,875
                                                                             --------------
            Semiconductors (4.0%)
    85,000  Altera Corp.* ...................................................    3,655,000
   120,000  Analog Devices, Inc.* ...........................................    2,700,000
   150,000  Cyrix Corp.* ....................................................    2,793,750
    80,000  Linear Technology Corp.  ........................................    3,540,000
   100,000  Maxim Integrated Products, Inc.* ................................    4,837,500
    85,000  Microchip Technology, Inc.* .....................................    2,539,375
   100,000  Quad Systems Corp.* .............................................    1,050,000
   108,000  Technitrol, Inc. ................................................    2,025,000
    30,000  Triquint Semiconductor, Inc.* ...................................      701,250
    75,000  Vitesse Semiconductor Corp.* ....................................    2,071,875
                                                                             --------------
                                                                                25,913,750
                                                                             --------------
            Steel (0.1%)
    28,000  Steel Dynamics, Inc.* ...........................................      490,000
                                                                             --------------
            Telecommunications Equipment (3.3%)
    85,000  Comverse Technology, Inc.* ......................................    3,336,250
    60,000  Davox Corp.* ....................................................    1,785,000
    60,000  DSP Communications, Inc.* .......................................      570,000
    92,500  Dynatech Corp.* .................................................    2,775,000
   100,000  Interlink Computer Sciences, Inc.* ..............................    1,075,000
   140,000  Network General Corp.* ..........................................    3,010,000
    98,000  Ortel Corp.* ....................................................    1,237,250
    90,000  PairGain Technologies, Inc.* ....................................    2,666,250
   160,000  SDL, Inc.* ......................................................    2,680,000
    78,190  Uniphase Corp.* .................................................    2,220,000
                                                                             --------------
                                                                                21,354,750
                                                                             --------------
            Textiles -Apparel (0.7%)
    90,000  Jones Apparel Group, Inc.* ......................................    3,341,250
    50,000  Nautica Enterprises, Inc.* ......................................    1,250,000
                                                                             --------------
                                                                                 4,591,250
                                                                             --------------
            Waste Management (2.3%)
   250,000  Allied Waste Industries, Inc.* ..................................  $ 2,031,250
   270,000  Philip Environmental, Inc.* (Canada)  ...........................    4,083,750
    18,000  Superior Services, Inc.* ........................................      400,500
   130,000  Tetra Technologies, Inc.* .......................................    2,827,500
   160,000  United Waste Systems, Inc.* .....................................    5,960,000
                                                                             --------------
                                                                                15,303,000
                                                                             --------------
            TOTAL COMMON STOCKS
            (Identified Cost $562,767,629) ..................................  590,939,122
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                        VALUE
-------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (10.3%)
            COMMERCIAL PAPER (a)(6.2%)
            Automotive -Finance (3.1%)
   $20,000  Ford Motor Credit Co. 5.33% due 04/03/97 ........................  $19,994,078
                                                                             --------------
            Electric -Major (3.1%)
    20,000  General Electric Capital Corp. 5.65% due 04/07/97 ...............   19,981,166
                                                                             --------------
            TOTAL COMMERCIAL PAPER
            (Amortized Cost $39,975,244) ....................................   39,975,244
                                                                             --------------
            U.S. GOVERNMENT AGENCY (a) (3.9%)
    25,700  Federal Home Loan Mortgage Corp. 6.50% due 04/01/97
            (Amortized Cost $25,700,000) ....................................   25,700,000
                                                                             --------------
            REPURCHASE AGREEMENT (0.2%)
     1,496  The Bank of New York 5.375% due 04/01/97 (dated 03/31/97;
            proceeds $1,496,238; collateralized by $260,386 U.S. Treasury
            Note 6.25% due 08/31/00 valued at $258,583 and $1,194,498 U.S.
            Treasury Note 7.875% due 11/15/99 valued at $1,267,352)
            (Identified Cost $1,496,015) ....................................    1,496,015
                                                                             --------------
            TOTAL SHORT-TERM INVESTMENTS
             (Identified Cost $67,171,259) ..................................   67,171,259
                                                                             --------------

                                                 VALUE
---------------------------------- -------- --------------
TOTAL INVESTMENTS
(Identified Cost $629,938,888)(b) .  100.8%   $658,110,381
LIABILITIES IN EXCESS OF
 CASH AND OTHER ASSETS.............   (0.8)     (5,227,529)
                                   -------- --------------
NET ASSETS.........................  100.0%   $652,882,852
                                   ======== ==============

------------
ADR     American Depository Receipt.
*       Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $78,479,265 and the aggregate gross unrealized depreciation is $50,307,772, resulting in net unrealized appreciation of $28,171,493.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)

 ASSETS:
Investments in securities, at value
 (identified cost $629,938,888).......................................   $658,110,381
Cash..................................................................        950,929
Receivable for:
  Investments sold....................................................     28,631,873
  Shares of beneficial interest sold..................................        795,486
  Dividends...........................................................        100,507
Prepaid expenses and other assets.....................................         87,259
                                                                         ------------
  TOTAL ASSETS .......................................................    688,676,435
                                                                         ------------
LIABILITIES:
Payable for:
  Investments purchased...............................................     32,249,143
  Shares of beneficial interest repurchased...........................      2,359,848
  Plan of distribution fee............................................        599,686
  Investment management fee...........................................        295,467
Accrued expenses and other payables...................................        289,439
                                                                         ------------
  TOTAL LIABILITIES ..................................................     35,793,583
                                                                         ------------
NET ASSETS:
Paid-in-capital.......................................................    630,152,530
Net unrealized appreciation...........................................     28,171,493
Accumulated net investment loss.......................................     (4,818,504)
Accumulated net realized loss.........................................       (622,667)
                                                                         ------------
  NET ASSETS..........................................................   $652,882,852
                                                                         ============
NET ASSET VALUE PER SHARE,
 33,099,992 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................   $      19.72
                                                                         ============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest .........................................  $   1,068,060
Dividends (net of $3,437 foreign withholding
 tax).............................................        580,810
                                                    -------------
  TOTAL INCOME ...................................      1,648,870
                                                    -------------
EXPENSES
Plan of distribution fee..........................      3,845,964
Investment management fee.........................      1,889,163
Transfer agent fees and expenses..................        511,085
Registration fees ................................         56,568
Custodian fees....................................         44,214
Shareholder reports and notices ..................         38,367
Professional fees ................................         26,610
Trustees' fees and expenses.......................         10,256
Other.............................................          6,029
                                                    -------------
  TOTAL EXPENSES .................................      6,428,256
                                                    -------------
  NET INVESTMENT LOSS ............................     (4,779,386)
                                                    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain.................................      1,263,492
Net change in unrealized appreciation.............   (127,145,645)
                                                    -------------
  NET LOSS .......................................   (125,882,153)
                                                    -------------
NET DECREASE .....................................  $(130,661,539)
                                                    =============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        MARCH 31, 1997 SEPTEMBER 30, 1996
------------------------------------------------------ -------------- ------------------
                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................... $  (4,779,386)    $ (6,629,594)
Net realized gain......................................     1,263,492      132,830,087
Net change in unrealized appreciation..................  (127,145,645)     (16,804,216)
                                                       -------------- ------------------
  NET INCREASE (DECREASE)..............................  (130,661,539)     109,396,277
Distributions from net realized gain...................  (113,569,438)     (42,760,549)
Net increase from transactions in shares of beneficial
 interest..............................................    97,913,325      197,696,272
                                                       -------------- ------------------
  NET INCREASE (DECREASE)..............................  (146,317,652)     264,332,000
NET ASSETS:
Beginning of period....................................   799,200,504      534,868,504
                                                       -------------- ------------------
  END OF PERIOD
  (Including accumulated net investment losses of
  $4,818,504 and $39,118, respectively)................ $ 652,882,852     $799,200,504
                                                       ============== ==================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Developing Growth Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on December 28, 1982 and commenced operations on April 29, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million and 0.475% to the portion of the daily net assets exceeding
$500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $28,825,782 at March 31, 1997.

The Distributor has informed the Fund that for the six months ended March 31, 1997, it received approximately $638,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $551,762,905 and $634,925,811, respectively.

For the six months ended March 31, 1997, the Fund incurred $28,599 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1997, the Fund's receivable for investments sold included unsettled trades with DWR of $1,298,375.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

years of service. Aggregate pension costs for the six months ended March 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,892. At March 31, 1997, the Fund had an accrued pension liability of $40,434 which is included in accrued expenses in the Statement of Assets and Liabilities.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $158,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                         FOR THE SIX                   FOR THE YEAR
                                        MONTHS ENDED                      ENDED
                                       MARCH 31, 1997               SEPTEMBER 30, 1996
                               ----------------------------- ------------------------------
                                         (UNAUDITED)
                                   SHARES         AMOUNT          SHARES         AMOUNT
                               ------------- --------------- -------------- ---------------
Sold ..........................   6,335,170    $ 155,929,705    20,988,017    $ 532,804,011
Reinvestment of distributions     4,819,691      107,527,322     1,750,437       40,382,573
                               ------------- --------------- -------------- ---------------
                                 11,154,861      263,457,027    22,738,454      573,186,584
Repurchased ...................  (6,893,451)    (165,543,702)  (14,839,539)    (375,490,312)
                               ------------- --------------- -------------- ---------------
Net increase ..................   4,261,410    $  97,913,325     7,898,915    $ 197,696,272
                               ============= =============== ============== ===============

6. FEDERAL INCOME TAX STATUS

At September 30, 1996, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                              FOR THE SIX             FOR THE YEAR ENDED SEPTEMBER 30
                                              MONTHS ENDED   ---------------------------------------------------
                                             MARCH 31, 1997   1996       1995      1994        1993      1992
----------------------------------------------------------------------------------------------------------------
                                              (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .....  $     27.71     $25.54     $17.55     $20.50     $12.20    $ 14.05
                                           -------------- ---------- ---------- ---------- ---------- ----------
Net investment loss .......................        (0.15)     (0.23)     (0.19)      --        (0.12)     (0.12)
Net realized and unrealized gain (loss)  ..        (3.95)      4.32       8.34      (1.82)      8.42      (1.73)
                                           -------------- ---------- ---------- ---------- ---------- ----------
Total from investment operations ..........        (4.10)      4.09       8.15      (1.82)      8.30      (1.85)
                                           -------------- ---------- ---------- ---------- ---------- ----------
Less distributions from net realized gain          (3.89)     (1.92)     (0.16)     (1.13)      --         --
                                           -------------- ---------- ---------- ---------- ---------- ----------
Net asset value, end of period ............  $     19.72     $27.71     $25.54     $17.55     $20.50    $ 12.20
                                           ============== ========== ========== ========== ========== ==========
TOTAL INVESTMENT RETURN+ ..................       (16.43)%(1) 17.53%     46.87%     (8.88)%    67.95%    (13.17)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................         1.67%(2)   1.69%      1.77%      1.78%      1.84%      1.86%
Net investment loss .......................        (1.24)%(2) (1.03)%    (1.04)%    (1.32)%    (1.52)%    (1.14)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands  ..  $652,883        $799,201   $534,869   $340,169   $240,389  $112,982
Portfolio turnover rate ...................           77%(1)    149%       114%       160%       203%       153%
Average commission rate paid ..............    $0.0573      $0.0571       --         --         --         --

------------
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jayne Stevlingson
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
DEVELOPING
GROWTH
SECURITIES

[Graphic Omitted]

SEMIANNUAL REPORT
MARCH 31, 1997